United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: 11/30/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2011

Ticker	FIBPX

Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2011, was 8.56%. The total return of the Fund's blended benchmark, the International Composite Index (ICI)1 was 6.47%, and performance of Barclays Capital Emerging Markets Index (BCEMI),2 the Fund's broad-based securities market index, was 4.91% for the same reporting period. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the ICI.

The most significant factors for the Fund's outperformance relative to ICI were: (1) the allocation between developed markets' un-hedged securities and emerging market (EM) securities (referred to as asset allocation);3 (2) within the EM allocation, the credit quality of securities held in the Fund; (3) the duration (which indicated the portfolio's price sensitivity to interest rates) of the EM and developed market (DM) securities;4 and (4) the selection of individual securities within the sector.

MARKET OVERVIEW

Global bond markets experienced significant volatility during the reporting period, driven primarily by the sovereign debt crisis that began in November 2009 with revelations about Greek debt levels. Investors questioned the ability of Ireland, Portugal and Greece to meet their capital market funding requirements which eventually led to bailout packages via the European Union and International Monetary Fund for all three countries. Since the summer of 2011, the crises spread to other countries (Italy and Spain) and finally hit countries that have been previously deemed “safe” core countries (France, Belgium, Austria etc.). By the end of the reporting period, yield spreads of all Economic and Monetary Union countries relative to German bonds were at their widest levels since the inception of the euro. In response, the European Central Bank intervened in the Italian and Spanish bond markets in late August 2011. While this was initially successful, as the reporting period drew to a close, fiscal deficiencies continued to be the dominant force driving European financial markets. Budget shortfalls in Greece took a turn for the worse, and the potential for a default grew exceedingly high. With the situation in Greece deteriorating, fear of contagion into Spain and Italy sent yields skyrocketing as investors fled out of all periphery debt and into the relative safety of German bonds.

Adding to global worries was U.S. policymakers' inability to produce a credible debt reduction plan or deal with the looming debt ceiling issue. The possibility, albeit very low, of the U.S. technically defaulting on its debt was squarely put on the table. This led directly to Standard and Poor's downgrading of the long-term credit rating of the U.S., from “AAA” to “AA+” with a negative outlook. Consumer confidence was hit hard by this episode, leading to lower retail sales, the bulwark of the U.S. economy.

During the first quarter of the reporting period, geopolitics in the Middle East played a principal role in increased market volatility fuelled by supply interruptions of oil and gas to Western Europe – with the resulting increase in the global price of crude. By the second quarter, Japan had suffered a massive natural disaster followed by a nuclear plant explosion, which in turn triggered a global response from the energy sector with a more cautious view towards nuclear energy (putting on hold new plants and shutting down old plants), moving instead in favor of the hydrocarbon complex with the resulting upward move in prices.

In the UK, the new government continued its delicate balancing act between anemic domestic demand and persistently high headline inflation. Flat growth and elevated inflation continued to be the two central themes. The manufacturing sector, which had been showing some promise, slumped back into dormancy towards the end of the reporting period.

Despite being fundamentally sound, dollar-bloc bond markets (Canada, Australia and New Zealand) were rattled several times last year. Investor appetite grew exceedingly anemic, and a global wave of deleveraging quickly ensued. The commodity super-cycle also fell victim to the widespread deleveraging. In spite of major external headwinds, the domestic economies remained exceptionally sound in all three of these countries.

Early in the reporting period, the Japanese bond market performed well. While the economic fundamentals remained weak, the currency benefited from its status as a safe haven currency. In mid-March 2011, however, Japan was hit by a record intensity earthquake and an ensuing tsunami that brought the country to a standstill. Counter-intuitively, the Japanese yen appreciated to record highs, exceeding the valuations seen well over a decade ago. In response, the Bank of Japan in harmony with other developed central banks, intervened in currency markets and successfully weakened the yen. Japan proceeded to recover, but, as is the case in many other developed countries, increasing fiscal deficits and massive debt levels (over 200% debt to gross domestic product) limited the government's ability to effectively add stimulus to the economy.

EM debt demonstrated resilience to the market volatility during the first half of the reporting period and in fact continued the improving credit rating trajectory reaching a significant milestone by end of May 2011 – the asset class represented by the BCEMI reached an average credit rating of “BBB-” by all three rating agencies. On the monetary policy front, EM economies responded to inflationary concerns early in the year by initiating a tightening cycle via macro-prudential measures in combination of selected interest rate hikes. Towards the end of the second quarter of the reporting Annual Shareholder Report period, the asset class experienced the negative impact of the eurozone crisis in the form of significant outflows from EM debt funds, widening the BCEMI spread over Treasuries to a peak of 525 basis points (bps) in early October from 313 bps at the beginning of August. Although the situation stabilized later in the fall, the spread remained elevated at around 450 bps for the remainder of the reporting period. The asset class ended the reporting period with net inflows of around $37 billion.

In the current market environment, EM investment-grade securities outperformed EM high yield securities, while EM sovereign and quasi-sovereign credits outperformed EM corporate securities. Notably, over the last 12-month reporting period, long duration securities with maturities in excess of 10 years significantly outperformed securities with shorter maturities. Furthermore, Latin America as a region outperformed all other regions. During the reporting period, EM spreads in that region traded in a wide range of between 270 bps and a brief peak at 520 bps over U.S. Treasuries, ending at about 448 bps for a net increase of about 150 bps from the start of the period.

ASSET ALLOCATION

During the reporting period, the Fund's management actively changed the allocation between EM debt and un-hedged DM securities. For example, the Fund was overweight EM earlier in the reporting period as the market performed very well. In late summer, the EM exposure was reduced to a neutral position as the European crises intensified and EM weakened. Fund management also reduced DM exposure in anticipation of a weaker euro during the second half of the reporting period. This decision positively contributed to the Fund's performance relative to the ICI.

Credit

Fund management allocated, as compared to the BCEMI, more of its portfolio to relatively higher-yielding sovereign credits within their respective credit rating categories. This included countries such as Argentina, Colombia, Indonesia and Uruguay under the premise that risk premiums versus comparable credits continued to be large, despite the positive returns from the prior year and still not-accurately-reflected credit fundamentals. During the reporting period, the average credit quality of the portfolio was increased to an investment-grade rating. This strategic allocation was an additional contributor to Fund performance over the reporting period.

Duration

Early in the 12-month reporting period, Fund management allocated a large percentage of sovereign bonds from investment-grade countries to securities with longer duration than those comprising the BCEMI. With the anticipation of a relatively subdued global growth in developed economies, the risk premium priced in EM bonds was expected to narrow under an extended period of accommodative monetary policy in developed markets, mainly in the U.S. and, as highlighted above, in Europe due to its debt crisis. Furthermore, the Fund was positioned to benefit from constructive bond price movements reflecting the improving credit quality of the asset class. This strategy remained in place throughout the reporting period which markedly benefited from the decline in U.S. Treasury yields from 2.80% to 2.07% and was the main contributor to relative performance.

SECURITY SELECTION

Within the DM allocation, security selection was also a positive factor to performance relative to the ICI during the reporting period. Most notably, the Fund had an underweight position in the Italian and French bond markets, which underperformed dramatically towards the end of the reporting period.

1	The Fund's blended benchmark, the ICI, is composed of 50% of each of the JPMorgan Global (ex.-U.S.) Government Index (JPMGXUS) and the Barclays Capital Emerging Markets Index (BCEMI). The total return of the JPMGXUS was 8.04%, while the total return of the BCEMI was 4.91% during the reporting period. The JPMGXUS is the standard unmanaged foreign securities index representing major government bond markets. The JPMGXUS and BCEMI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.
2	The BCEMI tracks total returns for U.S. dollar-denominated debt instruments issued by sovereign and corporate credits in emerging economies from the following regions: Americas, Europe, Middle East and Asia. Countries covered include among others: Argentina, Brazil, Bulgaria, Ecuador, Mexico, Panama, Peru, the Philippines, Russia and Venezuela. The BCEMI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.
3	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated International Bond Strategy Portfolio (the “Fund”) from December 24, 2008 (start of performance) to November 30, 2011, compared to a blend of indexes comprised of 50% of the Barclays Capital Emerging Markets Index (BCEMI)2 and 50% of the JPMorgan Global (ex-U.S.) Government Index (JPMGXUS)2 (the “Blended Index”).2

Average Annual Total Returns for the Period Ended 11/30/2011
1 Year	8.56%
Start of Performance (12/24/2008)	20.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCEMI and the JPMGXUS have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BCEMI tracks total returns for U.S. dollar-denominated debt instruments issued by sovereign and corporate credits in emerging economies from the following regions: Americas, Europe, Middle East and Asia. Countries covered include among others: Argentina, Brazil, Bulgaria, Ecuador, Mexico, Panama, Peru, the Philippines, Russia and Venezuela. The Blended Index is a custom blended index comprised of the BCEMI (50%) and JPMGXUS (50%). The BCEMI and JPMGXUS are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At November 30, 2011, the Fund's issuer country and currency exposure composition1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Japan	14.4%	18.5%
Germany	7.2%	—
Mexico	6.6%	—
Russia	5.5%	—
Brazil	5.2%	—
United Kingdom	4.8%	4.8%
Turkey	4.2%	—
Supranational	4.1%	—
Indonesia	3.9%	—
Venezuela	3.4%	—
France	3.3%	—
Italy	3.1%	—
Finland	2.8%	—
Argentina	2.8%	—
Spain	2.6%	—
Canada	2.4%	2.3%
Peru	2.0%	—
Australia	1.8%	1.7%
Philippines	1.8%	—
Sweden	1.7%	1.7%
Cayman Island	1.7%	—
Luxembourg	1.7%	—
Uruguay	1.6%	—
Panama	1.0%	—
United States	0.9%	50.5%
Denmark	0.7%	0.7%
Qatar	0.7%	—
El Salvador	0.5%	—
South Africa	0.5%	—
India	0.4%	—
Ireland	0.4%	—
Singapore	0.4%	—
Sri Lanka	0.4%	—
Chile	0.3%	—
Poland	0.3%	—
United Arab Emirates	0.3%	—
Egypt	0.2%	—
Hungary	0.2%	—
Kazakhstan	0.2%	—
Lithuania	0.2%	—
Trinidad and Tobago	0.2%	—
Ukraine	0.2%	—
Belize	0.1%	—
Croatia	0.1%	—
Dominican Republic	0.1%	—
Guatemala	0.1%	—
Euro	—	14.4%
Norway	—	2.4%
SUB-TOTAL	97.0%	97.0%
Annual Shareholder Report

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Cash Equivalents[5]	0.0%	0.0%
Other Assets and Liabilities — Net[6]	3.0%	3.0%
TOTAL	100.0%	100.0%
1	The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

November 30, 2011

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS – 46.5%
		AUSTRALIAN DOLLAR – 1.7%
		Sovereign – 1.7%
69,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$75,486
		BRITISH POUND – 4.8%
		Sovereign – 4.8%
109,500		United Kingdom, Government of, 4.75%, 3/7/2020	207,082
		CANADIAN DOLLAR – 2.3%
		Sovereign – 2.3%
89,000		Canada, Government of, Bond, 4.00%, 6/1/2016	97,071
		DANISH KRONE – 0.7%
		Sovereign – 0.7%
163,000		Denmark, Government of, 5.00%, 11/15/2013	32,089
		EURO – 14.4%
		Sovereign – 14.4%
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	113,931
117,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	135,172
82,000		Finland, Government of, Sr. Unsub., 4.25%, 7/4/2015	121,560
109,000		France, Government of, Bond, 3.50%, 4/25/2026	141,235
75,000		Germany, Government of, Bond, 3.25%, 7/4/2015	109,505
		TOTAL EURO	621,403
		JAPANESE YEN – 18.5%
		Banking – 4.1%
13,500,000		European Investment Bank, 1.40%, 6/20/2017	174,789
		Sovereign – 14.4%
14,650,000		Japan, Government of, 0.40%, 6/20/2015	189,715
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	429,569
		TOTAL JANPANESE YEN	619,284
		NORWEGIAN KRONE – 2.4%
		Banking – 2.4%
580,000		KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	104,690
		SWEDISH KRONA – 1.7%
		Sovereign – 1.7%
445,000		Sweden, Government of, 4.50%, 8/12/2015	74,098
		TOTAL BONDS (IDENTIFIED COST $2,002,338)	2,005,992
		MUTUAL FUND – 50.5%
74,366	[1]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $2,021,385)	2,176,557
		TOTAL INVESTMENTS — 97.0% (IDENTIFIED COST $4,023,723)[2]	4,182,549
		OTHER ASSETS AND LIABILITIES - NET — 3.0%[3]	131,545
		TOTAL NET ASSETS — 100%	$4,314,094

Annual Shareholder Report

At November 30, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/28/2011	28,500 GBP	$45,752	$44,702	$(1,050)
12/28/2011	57,000 AUD	$58,431	$58,416	$(15)
12/28/2011	57,000 AUD	$58,431	$58,416	$(15)
12/28/2011	29,100 CAD	$28,596	$28,509	$(87)
12/28/2011	114,187 NZD	$89,523	$88,982	$(541)
Contracts Sold:
12/28/2011	28,500 GBP	$45,300	$44,702	$598
12/28/2011	57,000 AUD	$59,123	$58,415	$708
12/28/2011	57,000 AUD	$58,484	$58,416	$68
12/28/2011	29,100 CAD	$28,480	$28,509	$(29)
12/28/2011	114,187 NZD	$90,386	$88,982	$1,404
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,041

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated holding.
2	The cost of investments for federal tax purposes amounts to $4,074,254.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$2,005,992	$ —	$2,005,992
Mutual Fund	2,176,557	—	—	2,176,557
TOTAL SECURITIES	$2,176,557	$2,005,992	$ —	$4,182,549
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$1,041	$ —	$1,041
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

AUD	— Australian Dollar
CAD	— Canadian Dollars
EMTN	— Euro Medium Term Note
GBP	— Great Britain Pound
NZD	— New Zealand Dollar

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended 11/30/2009[1]
	2011	2010
Net Asset Value, Beginning of Period	$15.00	$14.56	$10.00
Income From Investment Operations:
Net investment income[2]	0.67	0.86	0.93
Net realized and unrealized gain on investments and foreign currency transactions	0.57	0.26	3.65
TOTAL FROM INVESTMENT OPERATIONS	1.24	1.12	4.58
Less Distributions:
Distributions from net investment income	(0.48)	(0.48)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.09)	(0.20)	—
TOTAL DISTRIBUTIONS	(0.57)	(0.68)	(0.02)
Net Asset Value, End of Period	$15.67	$15.00	$14.56
Total Return[3]	8.56%	8.11%	45.94%
Ratios to Average Net Assets:
Net expenses[4]	0.00%	0.00%	0.00%[5]
Net investment income	4.38%	5.97%	7.50%[5]
Expense waiver/reimbursement[6]	8.23%	10.50%	62.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,314	$4,501	$1,369
Portfolio turnover	37%	24%	62%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2011

Assets:
Total investments in securities, at value including $2,176,557 of investment in an affiliated holding (Note 5) (identified cost $4,023,723)		$4,182,549
Cash		165,947
Cash denominated in foreign currencies (identified cost $32,864)		32,924
Income receivable		24,650
Unrealized appreciation on foreign exchange contracts		2,778
TOTAL ASSETS		4,408,848
Liabilities:
Unrealized depreciation on foreign exchange contracts	$1,737
Payable for shares redeemed	766
Payable for portfolio accounting fees	51,965
Payable for auditing fees	23,500
Payable for administrative fee (Note 5)	10,278
Payable for transfer and dividend disbursing agent fees and expenses	2,430
Payable for investment adviser fee (Note 5)	673
Payable for Directors'/Trustees' fees	583
Accrued expenses	2,822
TOTAL LIABILITIES		94,754
Net assets for 275,274 shares outstanding		$4,314,094
Net Assets Consist of:
Paid-in capital		$3,969,589
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		159,430
Accumulated net realized loss on investments and foreign currency transactions		(28,530)
Undistributed net investment income		213,605
TOTAL NET ASSETS		$4,314,094
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,314,094 ÷ 275,274 shares outstanding, no par value, unlimited shares authorized		$15.67

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2011

Investment Income:
Investment income allocated from affiliated partnership (Note 5)			$150,594
Interest (net of foreign taxes withheld of $1,158)			27,873
TOTAL INCOME			178,467
Expenses:
Administrative fee (Note 5)		$150,000
Custodian fees		4,528
Transfer and dividend disbursing agent fees and expenses		14,905
Directors'/Trustees' fees		2,531
Auditing fees		23,524
Legal fees		6,556
Portfolio accounting fees		95,513
Share registration costs		19,782
Printing and postage		12,090
Insurance premiums		3,972
Taxes		512
Miscellaneous		1,207
TOTAL EXPENSES		335,120
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(24,959)
Reimbursement of other operating expenses	(310,161)
TOTAL WAIVER AND REIMBURSEMENT		(335,120)
Net expenses			—
Net investment income			178,467
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			32,948
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			12,191
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			92,360
Net realized and unrealized gain on investments and foreign currency transactions			137,499
Change in net assets resulting from operations			$315,966

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes In Net Assets

Year Ended November 30	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$178,467	$151,591
Net realized gain on investments, including allocation from affiliated partnership and foreign currency transactions	45,139	17,755
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	92,360	(16,489)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	315,966	152,857
Distributions to Shareholders:
Distributions from net investment income	(144,723)	(46,315)
Distributions from net realized gain on investments and foreign currency transactions	(28,237)	(21,029)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(172,960)	(67,344)
Share Transactions:
Proceeds from sale of shares	1,330,231	3,065,521
Cost of shares redeemed	(1,660,215)	(18,859)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(329,984)	3,046,662
Change in net assets	(186,978)	3,132,175
Net Assets:
Beginning of period	4,501,072	1,368,897
End of period (including undistributed net investment income of $213,605 and $144,858, respectively)	$4,314,094	$4,501,072

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2011

1. Organization

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve a total return on its assets.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, LP., which is a limited partnership established under the laws of the state of Delaware. The Fund records its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2009 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,778 and $1,737, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of November 30, 2011, the Fund had no option contracts outstanding.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,778	Unrealized depreciation on foreign exchange contracts	$1,737

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2011

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,041

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended November 30	2011	2010
Shares sold	86,785	207,337
Shares redeemed	(111,522)	(1,357)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(24,737)	205,980

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and partnership income.

Annual Shareholder Report

For the year ended November 30, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$35,003	$(35,003)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$154,435	$64,161
Long-term capital gains	$18,525	$3,183
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$213,605
Undistributed long-term capital gains	$23,042
Net unrealized appreciation	$107,858
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for partnership adjustments and discount accretion/premium amortization on debt securities.

At November 30, 2011, the cost of investments for federal tax purposes was $4,074,254. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $108,295. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $302,545 and net unrealized depreciation from investments for those securities having an excess of cost over value of $194,250.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended November 30, 2011, the Adviser reimbursed $310,161 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2011, FAS waived $24,959 of its fee. The net fee paid to FAS was 0.307% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving affiliated holdings during the year ended November 30, 2011, were as follows:

Emerging Markets Fixed Income Core Fund
Balance of Shares Held 11/30/2010	90,743
Purchases/Additions	16,334
Sales/Reductions	(32,711)
Balance of Shares Held 11/30/2011	74,366
Value	$2,176,557
Allocated Investment Income	$150,594
Allocated Net Realized Gain	$12,191

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2011, were as follows:

Purchases	$1,466,774
Sales	$1,853,737

7. Interfund Lending

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the year ended November 30, 2011, the program was not utilized.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of borrowing. As of November 30, 2011, there were no outstanding loans. During the year ended November 30, 2011, the Fund did not utilize the LOC.

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNADUITED)

For the year ended November 30, 2011, the amount of long-term capital gains designated by the Fund was $18,525.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF trusteeS OF Federated managed pool series AND SHAREHOLDERS OF federated INTERNATIONAL bond Strategy portfolio:

We have audited the accompanying statement of assets and liabilities of Federated International Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of November 30, 2011, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Bond Strategy Portfolio, a portfolio of Federated Managed Pool Series, at November 30, 2011, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicted therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,016.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.07	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). Federated Investment Management Company, the “Adviser”, has contractually agreed to reimburse all operating expenses, incurred by the Fund. This agreement has no fixed term.
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated international bond strategy portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P308

41523 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $94,950

Fiscal year ended 2010 - $94,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $97

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $367,667

Fiscal year ended 2010 - $358,350

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012